LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 3,627	$ 4,449	$ 4,017
Variable lease cost	395	533	744
Total lease cost	$ 4,022	$ 4,982	$ 4,761